Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Computations Of Basic And Diluted Net Earnings Per Share

	2011	2010	2009
Basic net earnings (loss) per share:
Basic net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,653)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,535	$132,269	$(295,559)

Average shares outstanding	316,997	315,962	314,873

Basic net earnings (loss) per share	$2.45	$0.42	($0.94)

Diluted net earnings (loss) per share:
Diluted net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,654)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,534	$132,269	$(295,559)

Diluted average shares outstanding:
Basic shares outstanding	316,997	315,962	314,873
Dilutive effect of stock options and other	164	548	—

	317,161	316,510	314,873

Diluted net earnings (loss) per share	$2.45	$0.42	($0.94)